Parent company (Details 2) - CHF (SFr) SFr in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	[1]	SFr 68,478	SFr 164,818	SFr 139,112	SFr 101,879
Interest-bearing deposits with banks		455	1,323
Investment securities		1,718	1,005
Other assets		46,608	41,231
Total assets		531,358	755,833
Liabilities and equity
Due to banks		11,905	18,965
Trading Liabilities		18,338	27,535
Short-term borrowings		12,414	19,393
Long-term debt		157,235	166,896
Other liabilities		18,200	22,644
Total liabilities		486,027	711,603
Total shareholders' equity		45,129	43,954
Total liabilities and equity		531,358	755,833
Parent Company [Member]
Assets
Cash and due from banks		222	143	SFr 277	SFr 277
Interest-bearing deposits with banks		2,079	5,948
Investment securities		60,814	55,659
Investments in subsidiaries and other affiliates		52,228	51,452
Other assets		1,085	831
Total assets		116,428	114,033
Liabilities and equity
Due to banks		2,518	2,743
Trading Liabilities		41	0
Short-term borrowings		0	4,700
Long-term debt		67,798	61,949
Other liabilities		942	687
Total liabilities		71,299	70,079
Total shareholders' equity		45,129	43,954
Total liabilities and equity		116,428	114,033
Subsidiaries [Member]
Assets
Cash and due from banks		222	143
Interest-bearing deposits with banks		2,075	5,944
Investment securities		60,814	55,659
Other assets		1,034	827
Liabilities and equity
Due to banks		2,518	2,743
Short-term borrowings		0	4,700
Long-term debt		93,742
Other liabilities		SFr 27	SFr 7

[1]	Includes restricted cash.